RELATED PARTIES TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Loans to Related Parties [Table Text Block]
Outstanding balance of loans to directors, executive officers, principal holders of First Financial’s common stock and certain related persons were as follows:

(Dollars in thousands)	2023
Beginning balance	$5,618
Additions	810
Deductions	(3,175)
Ending balance	$3,253
Loans 90 days or more past due	$0